AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 85.3%
Communication Services - 18.0%
Alphabet, Inc., Class C*	20,000	$1,923,000
Bolloré SA (France)	2,860,000	13,121,849
Fox Corp., Class B	130,000	3,705,000
News Corp., Class A	130,000	1,964,300
Reading International, Inc., Class A*	320,000	1,052,800
Tohokushinsha Film Corp. (Japan)	200,000	888,850
The Walt Disney Co.*	10,000	943,300

Total Communication Services		23,599,099
Consumer Discretionary - 10.7%
Booking Holdings, Inc.*	1,000	1,643,210
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	314,499
Continental AG (Germany)	10,000	443,733
Daewon San Up Co., Ltd. (South Korea)	96,817	336,508
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	100,000	811,214
HI-LEX Corp. (Japan)	700,000	5,001,217
Hyundai Home Shopping Network Corp. (South Korea)	70,000	2,319,132
Hyundai Mobis Co., Ltd. (South Korea)	20,000	2,640,071
Rinnai Corp. (Japan)	8,000	574,865

Total Consumer Discretionary		14,084,449
Consumer Staples - 11.2%
Associated British Foods PLC (United Kingdom)	125,000	1,746,577
Hengan International Group Co., Ltd. (China)	37,000	165,420
Ingredion, Inc.	8,500	684,420
KT&G Corp. (South Korea)	120,000	7,245,600
Naked Wines PLC (United Kingdom)*	256,424	237,959
PepsiCo, Inc.	13,000	2,122,380
The Procter & Gamble Co.	14,000	1,767,500
Sysco Corp.	10,000	707,100

Total Consumer Staples		14,676,956
Energy - 10.5%
Amplify Energy Corp.*	115,000	755,550
Canadian Natural Resources, Ltd. (Canada)	170,000	7,916,900
Total Energy Services, Inc. (Canada)	950,000	4,442,755
Weatherford International PLC*	20,000	645,800

Total Energy		13,761,005
Financials - 3.5%
The Bank of New York Mellon Corp.	10,000	385,200
The Charles Schwab Corp.	30,000	2,156,100
State Street Corp.	25,000	1,520,250
	Shares	Value

U.S. Bancorp	13,000	$524,160

Total Financials		4,585,710
Health Care - 1.4%
Johnson & Johnson	10,000	1,633,600
Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	166,986

Total Health Care		1,800,586
Industrials - 21.2%
AMERCO	6,000	3,055,320
Brenntag SE (Germany)	40,000	2,418,080
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	2,436,448
Compagnie de L'Odet SA (France)	4,500	5,058,396
Komelon Corp. (South Korea)	80,000	498,558
Mitsuboshi Belting, Ltd. (Japan)	2,965	61,799
MSC Industrial Direct Co., Inc., Class A	7,000	509,670
Ocean Wilsons Holdings, Ltd. (Bermuda)	400,000	3,706,946
Parker Corp. (Japan)	150,000	503,868
Rix Corp. (Japan)	60,000	812,044
Sam Yung Trading Co., Ltd. (South Korea)	60,000	524,965
Samsung C&T Corp. (South Korea)	86,000	6,162,580
Yuasa Trading Co., Ltd. (Japan)	90,000	2,178,002

Total Industrials		27,926,676
Information Technology - 5.7%
CAC Holdings Corp. (Japan)	240,000	2,360,237
Cognizant Technology Solutions Corp., Class A	25,000	1,436,000
Hochiki Corp. (Japan)	160,000	1,424,703
INFOvine Co., Ltd. (South Korea)	20,000	309,508
Microsoft Corp.	7,000	1,630,300
Oracle Corp.	6,000	366,420

Total Information Technology		7,527,168
Materials - 3.1%
KISCO Holdings Co., Ltd. (South Korea)	70,000	603,219
Kohsoku Corp. (Japan)	90,000	958,902
Nihon Parkerizing Co., Ltd. (Japan)	250,000	1,610,842
The Pack Corp. (Japan)	60,000	919,206

Total Materials		4,092,169

Total Common Stocks (Cost $119,243,157)		112,053,818

Principal Amount
Corporate Bonds and Notes - 0.7%
Energy - 0.6%
W&T Offshore, Inc.
9.750%, 11/01/23[1]	$806,000	790,032

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 0.1%
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[1]	$174,000	$177,045

Total Corporate Bonds and Notes (Cost $946,168)		967,077

	Shares
Preferred Stocks - 11.0%
Consumer Discretionary - 2.4%
Hyundai Motor Co., 6.380% (South Korea)	55,000	3,215,469
Consumer Staples - 0.9%
Amorepacific Corp., 2.550% (South Korea)	25,000	729,137
LG Household & Health Care, Ltd., 4.110% (South Korea)	2,100	481,118

Total Consumer Staples		1,210,255
Information Technology - 7.7%
Samsung Electronics Co., Ltd., 2.100% (South Korea)	310,000	10,069,698

Total Preferred Stocks (Cost $20,461,922)		14,495,422
	Shares	Value

Short-Term Investments - 2.7%
Other Investment Companies - 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%[2]	2,312,481	$2,312,481
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[2]	1,193,131	1,193,131

Total Short-Term Investments (Cost $3,505,612)		3,505,612
Total Investments - 99.7% (Cost $144,156,859)		131,021,929
Other Assets, less Liabilities - 0.3%		378,285
Net Assets - 100.0%		$131,400,214

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $967,077 or 0.7% of net assets.
[2]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$7,271,936	$20,654,740	—	$27,926,676
Communication Services	9,588,400	14,010,699	—	23,599,099
Consumer Staples	5,281,400	9,395,556	—	14,676,956
Consumer Discretionary	1,957,709	12,126,740	—	14,084,449
Energy	13,761,005	—	—	13,761,005
Information Technology	3,432,720	4,094,448	—	7,527,168
Financials	4,585,710	—	—	4,585,710
Materials	—	4,092,169	—	4,092,169
Health Care	1,633,600	166,986	—	1,800,586
Corporate Bonds and Notes†	—	967,077	—	967,077
Preferred Stocks†	—	14,495,422	—	14,495,422
Short-Term Investments
Other Investment Companies	3,505,612	—	—	3,505,612
Total Investments in Securities	$51,018,092	$80,003,837	—	$131,021,929

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2022, was as follows:
Country	% of Long-Term Investments
Bermuda	3.1
Canada	9.7
China	0.1
France	14.3
Germany	2.2
Japan	13.9
Malaysia	1.9
South Korea	28.2
United Kingdom	1.6
United States	25.0
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.